Annual Fund Operating Expenses - AMG TimesSquare Mid Cap Growth Fund	Apr. 24, 2021
Class Z
Operating Expenses:
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.19%	[1]
Expenses (as a percentage of Assets)	0.98%
Class N
Operating Expenses:
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.39%	[1]
Expenses (as a percentage of Assets)	1.18%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	1.05%

[1]	Expense information has been restated to reflect current fees.